Fair Value Measurements - Summary (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Assets (Liabilities), at Fair Value, Net, by Balance Sheet Classification [Abstract]
Commodity derivatives - current	$ 5,330	$ 0	$ 247
Derivative liabilities - current	(25,069)	(10,772)
Commodity derivative liabilities - non-current	(27,462)	(7,383)	0
Series B Preferred Stock embedded derivative - non-current	468	625
Total derivative assets (liabilities), net	(47,669)	(18,780)
Derivative liabilities - non-current	(27,930)	(8,008)
Total derivative assets	5,330
Total derivative liabilities	(52,999)	(18,780)
Recurring Fair Value Measurements
Derivative Assets (Liabilities), at Fair Value, Net, by Balance Sheet Classification [Abstract]
Commodity derivatives - current		0	247
Derivative liabilities - current		(10,772)	(1,856)
Derivative liabilities - non-current		(8,008)	0
Commodity derivative liabilities - non-current		(7,383)
Series B Preferred Stock embedded derivative - non-current		625
Total derivative assets (liabilities), net		(18,780)	(1,609)
Level 1
Derivative Assets (Liabilities), at Fair Value, Net, by Balance Sheet Classification [Abstract]
Commodity derivatives - current	0
Derivative liabilities - current	0	0
Commodity derivative liabilities - non-current	0	0
Series B Preferred Stock embedded derivative - non-current	0	0
Total derivative assets	0
Total derivative liabilities	0	0
Level 1 | Recurring Fair Value Measurements
Derivative Assets (Liabilities), at Fair Value, Net, by Balance Sheet Classification [Abstract]
Commodity derivatives - current			21
Derivative liabilities - current		0	(1,856)
Commodity derivative liabilities - non-current		0
Series B Preferred Stock embedded derivative - non-current		0
Total derivative assets (liabilities), net		0	(1,835)
Level 2
Derivative Assets (Liabilities), at Fair Value, Net, by Balance Sheet Classification [Abstract]
Commodity derivatives - current	5,330
Derivative liabilities - current	(25,069)	(10,772)
Commodity derivative liabilities - non-current	(27,462)	(7,383)
Series B Preferred Stock embedded derivative - non-current	0	0
Total derivative assets	5,330
Total derivative liabilities	(52,531)	(18,155)
Level 2 | Recurring Fair Value Measurements
Derivative Assets (Liabilities), at Fair Value, Net, by Balance Sheet Classification [Abstract]
Commodity derivatives - current			226
Derivative liabilities - current		(10,772)	0
Commodity derivative liabilities - non-current		(7,383)
Series B Preferred Stock embedded derivative - non-current		0
Total derivative assets (liabilities), net		(18,155)	226
Level 3
Derivative Assets (Liabilities), at Fair Value, Net, by Balance Sheet Classification [Abstract]
Commodity derivatives - current	0
Derivative liabilities - current	0	0
Commodity derivative liabilities - non-current	0	0
Series B Preferred Stock embedded derivative - non-current	468	625
Total derivative assets	0
Total derivative liabilities	$ (468)	(625)
Level 3 | Recurring Fair Value Measurements
Derivative Assets (Liabilities), at Fair Value, Net, by Balance Sheet Classification [Abstract]
Commodity derivatives - current			0
Derivative liabilities - current		0	0
Commodity derivative liabilities - non-current		0
Series B Preferred Stock embedded derivative - non-current		625
Total derivative assets (liabilities), net		$ (625)	$ 0